UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	April 30
Date of reporting period:	April 30, 2022

Item #1. Reports to Stockholders.

INDEX	Applied Finance Core Fund, Applied Finance Explorer Fund and Applied Finance Select Fund (the Applied Finance Funds)

ANNUAL REPORT

For the year ended April 30, 2022

APPLIED FINANCE FUNDS

Applied Finance Core Fund

Applied Finance Explorer Fund

Applied Finance Select Fund

ANNUAL REPORT

Applied Finance Core Fund

Management’s Discussion of Fund Performance

From May 1, 2021, to the fiscal year end of April 30, 2022, the Investor Class (AFALX) and Institutional Class (AFAZX) shares of the Applied Finance Core Fund (the “Fund”) returned 1.80% and 2.05%, respectively. For the same period, the Morningstar® US Large-Mid Value Index returned 5.44%.

The Fund emphasizes the following core concepts in constructing the Fund’s portfolio:

1.Buying companies trading below our estimates of their intrinsic values,

2.Avoiding wealth destroying management teams,

3.Investing across a broad range of economic sectors, and

4.Investing in companies that have a history of paying dividends.

For the fiscal year, the Fund’s underperformance relative to the Morningstar® US Large-Mid Value Index was largely driven by sector allocation, which was only partially offset by positive stock selection. Negative impact from sector allocation was notable in the following:

1.Overweight in Consumer Discretionary and InfoTech

2.Underweight in Energy and Consumer Staples

Conversely, the Fund enjoyed positive stock selections. Stock selection was particularly positive in Communication Services and Consumer Discretionary, while particularly negative in Consumer Staples and REITs. The following positions had significant impact on the Fund:

Good Performers

1.The Travelers Companies (TRV)

2.Kohl’s Corp (KSS)

3.Prudential Financial (PRU)

4.Raytheon Technologies Corp (RTX)

5.Sempra Energy (SRE)

ANNUAL REPORT

Applied Finance Core Fund

Management’s Discussion of Fund Performance - continued

Poor Performers

1.Omega Healthcare Investors (OHI)

2.Walgreens Boots Alliance (WBA)

3.Unilever PLC ADR (UL)

4.UGI Corp (UGI)

5.Abbott Laboratories (ABT)

During the Fund’s fiscal year ending April 30, 2022, investors’ full attention has returned to risk and uncertainty. During this time period, we have witnessed a surge in inflation, the start of a war between Russia and Ukraine, and the deflating of the 2020 COVID Rally. The overriding themes entering the Fund’s next fiscal year center around: 1) the Russian/Ukrainian War and the balance of power in Europe; 2) high commodity prices and how long will they last; 3) supply chain shortages and how will China’s zero COVID tolerance stress the global system; 4) labor shortages in the US and the question of whether low unemployment will remain a plus for the economy; and 5) rising interest rates and how high will they go.

We cannot predict how these issues and events will unfold in the months ahead, nor do we believe anyone can with precise accuracy. In last year’s letter we wrote:

“The prospect of rising interest rates and lower growth prospects of the macro economy will only make the valuation even less appealing, should they become true. That said, if the currently higher inflation rate is indeed transitory, and laws regarding tax hikes fail to pass, the overall equity market could remain at elevated levels for a while. After all, the GDP growth will be quite robust in 2021 and likely in 2022, and companies’ recent earnings results have consistently surprised to the upside.”

The US GDP growth in 2021 was indeed robust. The overall US equity market did remain elevated through the end of calendar 2021 and only started to reflect various challenges in the past 4 to 5 months. While tax policies did not change, inflation has become clearly more than transitory, and the Fed will likely raise short term interest rates to levels higher than previously expected. Together those developments have generally put downward pressure on all markets.

Applied Finance Core Fund

Management’s Discussion of Fund Performance - continued

ANNUAL REPORT

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that are capable of thriving amid disruptions, have sustainable competitive advantages in the fast-changing economy, enjoy a strong balance sheet, and command attractive valuations relative to their sector peers. This has served us well in the pandemic driven market dislocation and we expect they should serve us well in an economic environment with higher inflation. We believe most of the companies owned by the Fund have navigated unchartered waters better than their industry peers, have ample liquidity to survive an extremely depressing revenue environment, and have enhanced their business models to achieve sustainable, higher profitability and dividends. Our valuation conviction, aided by a deep understanding of companies’ businesses, helps us to buy what we believe are the better companies in our Fund's universe, and we believe should help the Fund outperform in the future.

We thank you for placing your investments and confidence in our fund.

Investments involve risk; principal loss is possible.

ANNUAL REPORT

Applied Finance Core Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE CORE FUND INVESTOR CLASS SHARES VS. MORNINGSTAR US LARGE-MID VALUE INDEX

$35
$30
$25
$20
$15
$10
Thousands
$32,127
$28,260
04/30/12
04/30/13
04/30/14
04/30/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
Applied Finance Core Fund Investor Class
Morningstar US Large-Mid Value Index

Past performance is not predictive of future performance.

	Total Return One Year Ended 4/30/2022	Average Annual Return
		Five Years Ended 4/30/2022	Ten Years Ended 4/30/2022
Applied Finance Core Fund - Investor	1.80%	11.10%	12.38%
Applied Finance Core Fund - Institutional	2.05%	11.38%	12.66%
Morningstar US Large-Mid Value Index:	5.44%	9.30%	10.95%

Returns shown assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of US equity markets.

See “Supplemental Information” that accompanies the Annual Report for additional information.

The gross expense ratio from the prospectus dated August 31, 2021 is 1.88% for the Investor Share Class and 1.52% for the Institutional Share Class.

See Notes to Financial Statements

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	17.92%
Health Care	17.70%
Consumer Discretionary	13.72%
Information Technology	9.89%
Utilities	8.88%
Industrial	8.23%
Consumer Staples	7.01%
Materials	6.00%
Energy	3.23%
Real Estate	2.66%
Telecommunications	2.58%
Exchange Traded Funds:
Large Cap	1.82%
Money Market Fund	0.10%
Total Investments	99.74%

Applied Finance Core Fund

Portfolio Compositionas of April 30, 2022 (unaudited)

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Core Fund

Schedule of InvestmentsApril 30, 2022

		Shares	Fair Value
97.82%	COMMON STOCKS

13.72%	CONSUMER DISCRETIONARY
	Darden Restaurants, Inc.	7,223	$951,486
	Hasbro, Inc.	10,354	911,773
	Kohl’s Corp.	16,588	960,113
	Target Corp.	4,500	1,028,925
	Whirlpool Corp.	4,566	828,820
			4,681,117

7.01%	CONSUMER STAPLES
	Unilever, N.V.	11,396	527,179
	Walgreens Boots Alliance, Inc.	20,283	859,999
	Walmart, Inc.	6,557	1,003,155
			2,390,333

3.23%	ENERGY
	Chevron Corp.	7,048	1,104,210

17.92%	FINANCIALS
	Ameriprise Financial, Inc.	3,477	923,109
	Huntington Bancshares, Inc.	67,657	889,689
	JPMorgan Chase & Co.	6,588	786,344
	The PNC Financial Services Group, Inc.	5,187	861,561
	Prudential Financial, Inc.	8,906	966,390
	State Street Corp.	11,139	745,979
	The Travelers Companies, Inc.	5,498	940,488
			6,113,560

17.70%	HEALTH CARE
	Abbott Laboratories	7,719	876,106
	Eli Lilly and Co.	3,636	1,062,185
	Johnson & Johnson	6,002	1,083,121
	Merck & Co., Inc.	12,398	1,099,579
	Novartis AG	11,782	1,037,169
	Pfizer Inc.	18,000	883,260
			6,041,420

8.23%	INDUSTRIAL
	Eaton Corp. PLC	6,293	912,611
	Norfolk Southern Corp.	3,600	928,368
	Raytheon Co.	10,203	968,367
			2,809,346

Applied Finance Core Fund

Schedule of Investments - continuedApril 30, 2022

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value

9.89%	INFORMATION TECHNOLOGY
	Accenture PLC	2,588	$777,332
	Cisco Systems, Inc.	16,933	829,378
	Intel Corp.	20,264	883,308
	Microsoft Corp.	3,192	885,844
			3,375,862

6.00%	MATERIALS
	LyondellBasell Industries N.V.	10,220	1,083,627
	Marathon Petroleum Corp.	11,000	959,860
			2,043,487

2.66%	REAL ESTATE
	Omega Healthcare Investors, Inc.	35,584	906,680

2.58%	TELECOMMUNICATIONS
	Verizon Communications, Inc.	19,054	882,200

8.88%	UTILITIES
	Public Services Enterprise Group, Inc.	15,924	1,109,266
	Sempra Energy	6,971	1,124,841
	UGI Corp.	23,210	796,103
			3,030,210

97.82%	TOTAL COMMON STOCKS		33,378,425
	(Cost: $33,875,245)

1.82%	EXCHANGE TRADED FUNDS

1.82%	LARGE CAP
	Applied Finance Valuation Large Cap ETF*	24,600	619,706

1.82%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $612,324)		619,706

0.10%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.22%**	33,036	33,036

0.10%	TOTAL MONEY MARKET FUND
	(Cost: $33,036)		33,036

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Core Fund

Schedule of Investments - continuedApril 30, 2022

	Shares	Fair Value
99.74%	TOTAL INVESTMENTS
	(Cost: $34,520,605)	$34,031,167
0.26%	Other assets, net of liabilities	89,394
100.00%	NET ASSETS	$34,120,561

*Non-income producing

**Effective 7 day yield as of April 30, 2022

ANNUAL REPORT

Applied Finance Explorer Fund

Management’s Discussion of Fund Performance

From May 1, 2021, to the fiscal year end of April 30, 2022, the Investor Class (AFDVX) and Institutional Class (AFDZX) shares of the Applied Finance Explorer Fund (the “Fund”) returned 4.40% and 4.50%, respectively. For the same period, the Morningstar® US Small Cap Index returned -14.22%.

The Fund utilizes a systematic investment process that emphasizes the following core concepts in constructing the Fund’s portfolio:

1.Buying companies trading below our estimates of their intrinsic values,

2.Avoiding wealth destroying management teams, and

3.Investing across a broad range of economic sectors.

For the fiscal year, the Fund’s outperformance mostly benefited from broad based stock selection, particularly in the following sectors:

1.Healthcare

2.Industrials

3.Communication Services

4.Energy

Conversely, the Fund had set backs in stock selection from REITs and Consumer Discretionary.

From an allocation perspective, the Fund benefited positively from sector allocations and in particular, from its moderate overweight in Energy, Financials, and underweight in Healthcare and InfoTech.

As the Fund invests its holdings in an approximately equal weighted basis within each selected sector, the weighting differences are relatively moderate across the Fund’s positions. However, we do have some stocks that have performed very well, as well as ones that have performed poorly, both of which had impacts on the Fund’s performance. Those names are:

ANNUAL REPORT

Applied Finance Explorer Fund

Management’s Discussion of Fund Performance - continued

Good Performers

1.Avis Budget Group Inc (CAR)

2.Meredith Corp (MDP)

3.Antero Resources Corp (AR)

4.Veritiv Corp (VRTV)

5.Vonage Holdings Corp (VG)

Poor Performers

1.Realogy Holdings Corp (RLGY)

2.Avaya Holdings (AVYA)

3.American Woodmark Corp (AMWD)

4.Cowen Inc Class A (COWN)

5.Big Lots Inc (BIG)

During the Fund’s fiscal year ending April 30, 2022, investors’ full attention has returned to risk and uncertainty. During this time period, we have witnessed a surge in inflation, the start of a war between Russia and Ukraine, and the deflating of the 2020 COVID Rally. The overriding themes entering the Fund’s next fiscal year center around: 1) the Russian/Ukrainian War and the balance of power in Europe; 2) high commodity prices and how long will they last; 3) supply chain shortages and how will China’s zero COVID tolerance stress the global system; 4) labor shortages in the US and the question of whether low unemployment will remain a plus for the economy; and 5) rising interest rates and how high will they go.

We cannot predict how these issues and events will unfold in the months ahead, nor do we believe anyone can with precise accuracy. In last year’s letter we wrote:

“The prospect of rising interest rates and lower growth prospects of the macro economy will only make the valuation even less appealing, should they become true. That said, if the currently higher inflation rate is indeed transitory, and laws regarding tax hikes fail to pass, the overall equity market could remain at elevated levels for a while. After all, the GDP growth will be quite robust in 2021 and likely in 2022, and companies’ recent earnings results have consistently surprised to the upside.”

Applied Finance Explorer Fund

Management’s Discussion of Fund Performance - continued

ANNUAL REPORT

The US GDP growth in 2021 was indeed robust. The overall US equity market did remain elevated through the end of calendar 2021 and only started to reflect various challenges in the past 4 to 5 months. While tax policies did not change, inflation has become clearly more than transitory, and the Fed will likely raise short term interest rates to levels higher than previously expected. Together those developments have generally put downward pressure on all markets.

We are delighted with the Fund’s performance in the last fiscal year and in the more turbulent period of the past 4 months. We remain firm in our resolve to be selective when investing, and purchase companies we believe have valuation appeal, a solid operational track record, positive momentum indicator, and attractive quality traits. We believe that the continued application of these principles over time will lead to strong and sustainable returns.

We thank you for placing your investments and confidence in our Fund.

Investing involves risk, principal loss is possible. Investments in small- and mid-cap companies involve additional risks including greater volatility than large-cap companies.

ANNUAL REPORT

Applied Finance Explorer Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE EXPLORER FUND INSTITUTIONAL CLASS SHARES VS. MORNINGSTAR US SMALL CAP INDEX

$22
$20
$18
$16
$14
$12
$10
$8
Thousands
$20,607
$16,030
06/11/15
04/30/16
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22
Past performance is not predictive of future performance.
Applied Finance Explorer Fund Institutional Class Shares
Morningstar US Small Cap Index

	Total Return One Year Ended 4/30/2022	Average Annual Return
		Five Years Ended 4/30/2022	Since Inception 6/11/15 to 4/30/22	Since Inception 6/30/15 to 4/30/22
Applied Finance Explorer Fund - Institutional	4.50%	13.98%	11.07%	N/A
Applied Finance Explorer Fund - Investor	4.40%	13.72%	N/A	11.08%
Morningstar US Small Cap Index	(14.22%)	7.29%	7.09%	7.42%

Returns shown assume the reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

The Morningstar US Small Cap Index measures the performance of US small-cap stocks. These stocks fall between the 90th and 97th percentile in market capitalization of the investable universe. In aggregate, the Small Cap Index represents 7 percent of the investable universe.

See “Supplemental Information” that accompanies the Annual Report for additional information.

The gross expense ratio from the prospectus dated August 31, 2021 is 1.93% for the Investor Share Class and 1.58% for the Institutional Share Class.

ANNUAL REPORT

Applied Finance Explorer Fund

Portfolio Compositionas of April 30, 2022 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Financials	18.06%
Industrial	13.59%
Health Care	10.12%
Energy	9.68%
Consumer Discretionary	9.06%
Real Estate	7.88%
Information Technology	7.86%
Materials	5.71%
Communication Services	4.20%
Consumer Staples	4.12%
Utilities	3.98%
Exchange Traded Funds:
Small Cap	0.11%
Money Market Fund	6.03%
Total Investments	100.40%

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of InvestmentsApril 30, 2022

		Shares	Fair Value
94.26%	COMMON STOCKS

4.20%	COMMUNICATION SERVICES
	AMC Networks, Inc., Class A*	62,472	$2,038,461
	Ameris Bancorp.	39,919	1,664,622
	Cars.com, Inc.*	165,299	1,838,125
	Sinclair Broadcast Group, Inc., Class A	73,777	1,640,800
	Tegna, Inc.	87,485	1,929,044
	Ziff Davis, Inc.*	17,984	1,589,066
			10,700,118

9.06%	CONSUMER DISCRETIONARY
	Academy Sports and Outdoors, Inc.	49,673	1,855,783
	Asbury Automotive Group, Inc.*	10,335	1,898,643
	Caleres, Inc.	81,296	1,864,117
	Everi Holdings, Inc.*	91,191	1,583,076
	Golden Entertainment, Inc.*	33,603	1,611,600
	Group I Automotive, Inc.	11,514	2,005,048
	Installed Building Products, Inc.	17,612	1,417,238
	Malibu Boats, Inc. Class A*	27,884	1,402,286
	MarineMax, Inc.*	44,847	1,835,139
	Meritage Home Corp.*	16,639	1,373,549
	Patrick Industries, Inc.	25,225	1,570,256
	Rent-A-Center, Inc.	53,549	1,291,602
	Scientific Games Corp.*	31,285	1,753,837
	Taylor Morrison Home Corp.*	60,437	1,582,845
			23,045,019

4.12%	CONSUMER STAPLES
	Bellrings Brands, Inc.*	71,480	1,531,816
	Performance Food Group Co.	38,618	1,901,937
	SpartanNash Co.	77,554	2,658,551
	Sprouts Farmers Market, Inc.*	72,273	2,153,735
	United Natural Foods, Inc.*	52,329	2,246,484
			10,492,523

9.68%	ENERGY
	Antero Resources Corp.*	115,113	4,051,978
	Civitas Resources, Inc.	35,355	2,072,510
	CNX Resources Corporation.*	122,097	2,509,093
	Comstock Resources, Inc.*	202,822	3,454,059
	EQT Corp.	82,910	3,295,673

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2022

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
	Northern Oil and Gas, Inc.	77,757	$1,942,370
	PDC Energy, Inc.	31,848	2,221,080
	SM Energy Co.	73,149	2,598,984
	Whiting Petroleum Corp.	33,932	2,478,733
			24,624,480

18.06%	FINANCIALS
	Arbor Realty Trust, Inc.	120,835	2,066,278
	Cowen, Inc.	63,174	1,443,526
	Curo Group Holdings, Corp.	70,161	823,690
	Customers Bancorp, Inc.*	40,142	1,688,774
	Donnelly Financial Solutions, Inc.*	70,936	2,076,297
	Encore Capital Group, Inc.*	41,611	2,405,532
	Enova International, Inc.*	61,031	2,282,559
	Flagstar Bancorp, Inc.	53,550	1,890,315
	Hancock Whitney Corp.	49,654	2,322,318
	Merchants Bancorp	60,492	1,422,772
	Navient Corp.	121,189	1,925,693
	New Residential Investment Corp.	217,118	2,258,027
	Open Lending Corp. Class A*	120,033	1,637,250
	PennyMac Financial Services, Inc.	43,278	2,101,580
	Piper Sandler Cos.	14,862	1,708,833
	PJT Partners, Inc.	32,213	2,125,736
	Preferred Bank Los Angeles	32,236	2,163,680
	Premier Financial Corp.	67,531	1,792,273
	QCR Holdings, Inc.	31,417	1,705,629
	Redwood Trust Inc.	176,945	1,716,366
	SLM Corp.	115,353	1,929,856
	Steward Information Services Corp.	27,865	1,437,834
	Victory Capital Holdings, Inc.	66,462	1,793,809
	Virtus Investment Partners, Inc.	8,301	1,470,605
	WSFS Financial, Corp.	44,186	1,770,533
			45,959,765

10.12%	HEALTH CARE
	Allscripts Healthcare Solutons, Inc.*	94,691	1,956,316
	AMN Healthcare Services, Inc.*	16,862	1,648,261
	Collegium Pharmaceutical, Inc.*	82,032	1,320,715
	The Ensign Group, Inc.	17,883	1,436,541
	Fulgent Genetics, Inc.*	16,876	926,155
	Innoviva, Inc.*	103,485	1,765,454
	Ironwood Pharmaceuticals, Inc.*	144,995	1,739,940

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2022

		Shares	Fair Value
	Medpace Holdings, Inc.*	10,575	$1,412,503
	Owens & Minor, Inc.	41,919	1,487,705
	Patterson Companies, Inc.	44,158	1,358,742
	Premier, Inc. Class A	38,311	1,387,241
	Prestige Consumer Healthcare, Inc.*	29,256	1,599,133
	Supernus Pharmaceuticals, Inc.*	53,285	1,486,652
	Tenet Healthcare Corp.*	22,211	1,610,520
	Tivity Health, Inc.*	70,794	2,274,611
	United Therapeutics Corp.*	8,471	1,504,111
	Vanda Pharmaceuticals, Inc.*	84,784	841,057
			25,755,657

13.59%	INDUSTRIAL
	Atlas Air Worldwide Holdings*	20,980	1,446,361
	Avis Budget Group, Inc.*	7,416	1,985,041
	Beacon Roofing Supply, Inc.*	35,667	2,126,823
	Builders FirstSource, Inc.*	32,554	2,004,350
	Cornerstone Building Brands, Inc.*	88,525	2,159,125
	EMCOR Group, Inc.	12,840	1,367,203
	GMS, Inc.*	36,925	1,770,554
	GENCO Shipping	100,180	2,206,965
	GrafTech International Ltd.	181,476	1,647,802
	Herc Holdings, Inc.	14,927	1,907,969
	Hillenbrand, Inc.	33,679	1,374,777
	Marten Transport, Ltd.	89,113	1,548,784
	Matson, Inc.	19,737	1,697,777
	NV5 Global, Inc.*	16,308	1,953,698
	REV Group, Inc.	113,865	1,357,271
	Schneider National, Inc.	64,825	1,531,815
	UFP Industries, Inc.	21,639	1,674,209
	Veritiv Corp.*	22,410	3,149,501
	Werner Enterprises, Inc.	41,953	1,662,597
			34,572,622

7.86%	INFORMATION TECHNOLOGY
	Avaya Holdings Corp.*	104,970	970,973
	Consensus Cloud Solutions*	29,089	1,533,572
	CSG Systems International, Inc.	24,701	1,518,370
	Diodes, Inc.*	21,003	1,533,849
	ePlus Inc.*	8,639	487,931
	Ichor Holdings, Ltd.*	52,096	1,516,515
	Insight Enterprises, Inc.*	13,767	1,368,027

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2022

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
	MaxLinear, Inc.*	25,000	$1,196,750
	NetGear Inc.*	50,000	1,085,000
	Progress Software Corp.	33,830	1,623,163
	Rambus, Inc.*	56,682	1,411,949
	ScanSource, Inc.*	51,787	1,773,187
	SMART Global Holdings, Inc.	57,650	1,306,349
	Synaptics, Inc.*	9,614	1,427,102
	Ultra Clean Holdings, Inc.*	40,273	1,255,309
			20,008,046

5.71%	MATERIALS
	AdvanSix, Inc.	32,566	1,450,490
	Alamos Gold, Inc.	164,773	1,278,638
	Boise Cascade Co.	25,739	1,945,354
	Cleanwater Paper Corp.*	41,932	1,388,369
	Commercial Metals Co.	42,500	1,742,500
	Element Solutions, Inc.	75,237	1,551,387
	Ryerson Holding Corp.	49,956	1,838,880
	Tronox Holdings PLC	75,000	1,290,000
	Warrior Met Coal Inc.	60,000	2,044,200
			14,529,818

7.88%	REAL ESTATE
	Brandywine Realty Trust	136,458	1,592,465
	CoreCivic, Inc.	149,100	1,853,313
	Kite Realy Group Trust	111,195	2,479,649
	National Storage Affliates	38,782	2,195,061
	Newmark Group Inc, Class A	170,978	2,077,383
	Office Properties Income Trust	86,143	1,862,412
	Paramount Group, Inc.	170,531	1,621,750
	Piedmont Office Realty	146,680	2,361,548
	Realogy Holdings Corp.*	166,556	1,825,454
	The Macerich Co.	173,828	2,181,541
			20,050,576

3.98%	UTILITIES
	Brookfield Infrastructure Corp.	46,649	3,308,347
	New Jersey Resources Corp.	88,249	3,808,827
	Otter Tail Corp.	51,724	2,997,923
			10,115,097

94.26%	TOTAL COMMON STOCKS
	(Cost: $226,882,448)		239,853,721

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Explorer Fund

Schedule of Investments - continuedApril 30, 2022

		Shares	Fair Value
0.11%	EXCHANGE TRADED FUNDS

0.11%	SMALL CAP
	iShares Russell 2000 ETF	900	$166,455
	iShares Russell 2000 Growth ETF	500	112,295
			278,750

0.11%	TOTAL EXCHANGE TRADED FUNDS
	(Cost: $212,820)		278,750

6.03%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional 0.22%**	15,349,436	15,349,436

	TOTAL MONEY MARKET FUND
	(Cost: $15,349,436)		15,349,436

100.40%	TOTAL INVESTMENTS
	(Cost: $242,444,704)		255,481,907
-0.40%	Liabilities, in excess of other assets		(1,017,702)
100.00%	NET ASSETS		$254,464,205

*Non-income producing

**Effective 7 day yield as of April 30, 2022

ANNUAL REPORT

Applied Finance Select Fund

Management’s Discussion of Fund Performance

From May 1, 2021, to the fiscal year end of April 30, 2022, the Investor Class (AFVLX) and Institutional Class (AFVZX) shares of the Applied Finance Select Fund (the “Fund”) returned 1.55% and 1.82%, respectively. For the same period, the Morningstar® US Large-Mid Value Index returned 5.44%.

The Fund emphasizes the following core concepts in constructing the Fund’s portfolio:

1.Identify companies trading at a discount to our estimates of their intrinsic values;

2.Identify companies trading at a discount to sector peers;

3.Identify companies exhibiting superior quality traits as defined by our research team, such as good wealth creation track record, strong competitive advantage, low correlation with other Fund holdings;

4.Remaining sector neutral and is rebalancing holdings every quarter; and

5.Targeting discretionary annual turnover below 20%.

For the fiscal year, the Fund’s underperformance relative to the Morningstar® US Large-Mid Value Index was entirely driven by sector allocation, which was only partially offset by very positive stock selection. Negative impact from sector allocation was notable in the following:

1.Overweight in InfoTech, Communication Services, and Consumer Discretionary

2.Underweight in Energy, Consumer Staples, and Healthcare

Conversely, the Fund enjoyed strong stock selections as 8 of the 11 sectors’ returns benefited from positive stock selection, with the exception of Communication Services, Consumer Staples and Industrials. Stock selection was particularly strong in InfoTech, Consumer Discretionary, and Healthcare. The following positions had a particularly big impact on the Fund:

ANNUAL REPORT

Applied Finance Select Fund

Management’s Discussion of Fund Performance - continued

Good Performers

1.CF Industries Holdings (CF)

2.McKesson Corp (MCK)

3.Apple Inc (AAPL)

4.Target Corp (TGT)

5.Quanta Services (PWR)

Poor Performers

1.Stanley Black & Decker Inc (SWK)

2.Walgreens Boots Alliance (WBA)

3.The Walt Disney (DIS)

4.Ecolab (ECL)

5.Meta Platform Inc Class A (FB)

The Fund in the fiscal year made three significant changes: 1) Replacing Alexion Pharmaceuticals (ALXN) with Regeneron Pharmaceuticals (REGN) in August 2021; 2) Replacing Unum Group (UNM) with Metlife Inc (MET) in October 2021; 3) Replacing Ecolab Inc (ECL) with Celanese (CE) in February 2022.

During the Fund’s fiscal year ending April 30, 2022, investors’ full attention has returned to risk and uncertainty. During this time period, we have witnessed a surge in inflation, the start of a war between Russia and Ukraine, and the deflating of the 2020 COVID Rally. The overriding themes entering the Fund’s next fiscal year center around: 1) the Russian/Ukrainian War and the balance of power in Europe; 2) high commodity prices and how long will they last; 3) supply chain shortages and how will China’s zero COVID tolerance stress the global system; 4) labor shortages in the US and the question of whether low unemployment will remain a plus for the economy; and 5) rising interest rates and how high will they go.

We cannot predict how these issues and events will unfold in the months ahead, nor do we believe anyone can with precise accuracy. In last year’s letter we wrote:

Applied Finance Select Fund

Management’s Discussion of Fund Performance - continued

ANNUAL REPORT

“The prospect of rising interest rates and lower growth prospects of the macro economy will only make the valuation even less appealing, should they become true. That said, if the currently higher inflation rate is indeed transitory, and laws regarding tax hikes fail to pass, the overall equity market could remain at elevated levels for a while. After all, the GDP growth will be quite robust in 2021 and likely in 2022, and companies’ recent earnings results have consistently surprised to the upside.”

The US GDP growth in 2021 was indeed robust. The overall US equity market did remain elevated through the end of calendar 2021 and only started to reflect various challenges in the past 4 to 5 months. While tax policies did not change, inflation has become clearly more than transitory, and the Fed will likely raise short term interest rates to levels higher than previously expected. Together those developments have generally put downward pressure on all markets.

As long only and long-term focused investors, we do our best to identify and own companies in the Fund that are capable of thriving amid disruptions, have sustainable competitive advantages in the fast-changing economy, enjoy a strong balance sheet, and command attractive valuations relative to their sector peers. This has served us well in the pandemic driven market dislocation and we expect they should serve us well in an economic environment with higher inflation. We believe most of the companies owned by the Fund have navigated unchartered waters better than their industry peers, have ample liquidity to survive an extremely depressing revenue environment, and have enhanced their business models to achieve sustainable, higher profitability. Our valuation conviction, aided by a deep understanding of companies’ businesses, helps us to buy what we believe are the better companies in our Fund's universe, and we believe should help the Fund outperform in the future.

We thank you for placing your investments and confidence in our Fund.

Investments involve risk; principal loss is possible.

ANNUAL REPORT

Applied Finance Select Fund

COMPARISON OF $10,000 INVESTMENT IN APPLIED FINANCE SELECT FUND INVESTOR CLASS SHARES VS. MORNINGSTAR LARGE-MID VALUE INDEX

$20
$18
$16
$14
$12
$10
Thousands
$19,810
$15,830
02/01/17
04/30/17
04/30/18
04/30/19
04/30/20
04/30/21
04/30/22

Past performance is not predictive of future performance.

Applied Finance Select Fund Investor Class Shares
Morningstar Large-Mid Value Index

	Total Return One Year Ended 4/30/2022	Average Annual Return
		Five Years Ended 4/30/2022	Since Inception 2/1/17 to 4/30/22	Since Inception 2/3/17 to 4/30/22
Applied Finance Select Fund - Investor	1.55%	13.98%	13.93%	N/A
Applied Finance Select Fund - Institutional	1.82%	14.25%	N/A	14.16%
Morningstar Large-Mid Value Index	5.44%	9.30%	9.16%	8.92%

Returns shown assume the reinvestment of dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

(The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund’s performance.)

The Morningstar US Large-Mid Value Index provides a comprehensive depiction of the performance and fundamental characteristics of the Large-Mid Cap Value segment of US equity markets.

See “Supplemental Information” that accompanies the Annual Report for additional information.

The gross expense ratio from the prospectus dated August 31, 2021 is 1.57% for the Investor Share Class and 1.23% for the Institutional Share Class.

ANNUAL REPORT

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Information Technology	27.12%
Consumer Discretionary	12.98%
Financials	12.01%
Health Care	11.92%
Consumer Staples	8.12%
Industrial	7.78%
Energy	5.25%
Materials	3.01%
Real Estate	2.79%
Utilities	2.65%
Telecommunication Services	2.13%
Money Market Fund	4.13%
Total Investments	99.89%

Applied Finance Select Fund

Portfolio Compositionas of April 30, 2022 (unaudited)

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Select Fund

Schedule of InvestmentsApril 30, 2022

		Shares	Fair Value
95.76%	COMMON STOCKS

12.98%	CONSUMER DISCRETIONARY
	Aptiv PLC*	61,974	$6,594,034
	Darden Restaurants, Inc.	59,111	7,786,692
	LKQ Corp.	156,725	7,778,262
	Lowe’s Cos., Inc.	35,090	6,938,346
	Target Corp.	39,715	9,080,835
	The Walt Disney Co.*	55,026	6,142,552
			44,320,721

8.12%	CONSUMER STAPLES
	Constellation Brands, Inc. - Class A	23,447	5,770,072
	CVS Health Corp.	57,633	5,540,260
	Tyson Foods, Inc. - Class A	62,844	5,854,547
	Walgreens Boots Alliance, Inc.	110,023	4,664,975
	Walmart, Inc.	38,628	5,909,698
			27,739,552

5.25%	ENERGY
	Chevron Corp.	36,745	5,756,839
	ConocoPhillips	58,103	5,549,999
	Valero Energy Corp.	59,408	6,622,804
			17,929,642

12.01%	FINANCIALS
	The Allstate Corp.	52,452	6,637,276
	Ameriprise Financial, Inc.	20,514	5,446,262
	Bank of America Corp.	142,306	5,077,478
	Capital One Financial Corp.	46,889	5,843,307
	JPMorgan Chase & Co.	43,919	5,242,172
	MetLife, Inc.	93,000	6,108,240
	The Travelers Cos., Inc.	39,039	6,678,011
			41,032,746

11.92%	HEALTH CARE
	Danaher Corp.	20,603	5,174,031
	McKesson Corp.	22,573	6,988,827
	Merck & Co., Inc.	72,352	6,416,899
	Pfizer, Inc.	104,109	5,108,629
	Regeneron Pharmaceuticals, Inc.*	8,900	5,866,079
	Stryker Corp.	23,104	5,574,071
	Thermo Fisher Scientific, Inc.	10,085	5,576,198
			40,704,734

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2022

See Notes to Financial Statements

ANNUAL REPORT

		Shares	Fair Value
7.78%	INDUSTRIAL
	Alaska Air Group, Inc.*	63,976	$3,479,655
	Cummins, Inc.	23,588	4,462,614
	Quanta Services, Inc.	45,248	5,247,863
	Roper Technologies, Inc.	11,403	5,358,498
	Stanley Black & Decker, Inc.	26,518	3,186,138
	Union Pacific Corp.	20,728	4,856,363
			26,591,131

27.12%	INFORMATION TECHNOLOGY
	Alphabet, Inc. - Class A*	3,071	7,008,605
	Apple, Inc.	65,909	10,390,554
	Cisco Systems, Inc.	182,133	8,920,874
	Fiserv, Inc.*	103,093	10,094,867
	HP, Inc.	294,645	10,792,846
	Intel Corp.	199,807	8,709,587
	International Business Machines Corp.	78,776	10,414,975
	KLA Corp.	28,108	8,973,760
	Mastercard, Inc. - Class A	30,447	11,063,831
	Meta Platforms, Inc.*	31,345	6,283,732
			92,653,631

3.01%	MATERIALS
	Celanese Corp. - Class A	30,500	4,481,670
	CF Industries Holdings, Inc.	59,970	5,806,895
			10,288,565

2.79%	REAL ESTATE
	Host Hotels & Resorts, Inc.	468,113	9,526,099

2.13%	TELECOMMUNICATION SERVICES
	Verizon Communications, Inc.	157,410	7,288,083

2.65%	UTILITIES
	DTE Energy Co.	35,702	4,678,390
	Public Service Enterprise Group, Inc.	62,753	4,371,374
			9,049,764

95.76%	TOTAL COMMON STOCKS
	(Cost: $254,146,842)		327,124,668

See Notes to Financial Statements

ANNUAL REPORT

Applied Finance Select Fund

Schedule of Investments - continuedApril 30, 2022

		Shares	Fair Value
4.13%	MONEY MARKET FUND
	Federated Treasury Obligations Fund - Institutional Class 0.22%**	14,124,652	$14,124,652
	(Cost: $14,124,652)

99.89%	TOTAL INVESTMENTS
	(Cost: $268,271,494)		341,249,320
0.11%	Liabilities, in excess of other assets		376,420
100.00%	NET ASSETS		$341,625,740

*Non-income producing

**Effective 7 day yield as of April 30, 2022

ANNUAL REPORT

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See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Assets and Liabilities

	Applied Finance Core Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
ASSETS
Investments at fair value*	$34,031,167	$255,481,907	$341,249,320
Cash and cash equivalents	19,054	—	—
Receivable for capital stock sold	1,109	244,962	234,947
Dividends and interest receivable	71,762	83,500	307,743
Tax reclaims receivable	32,152	—	—
Prepaid expenses	26,479	50,853	59,275
TOTAL ASSETS	34,181,723	255,861,222	341,851,285

LIABILITIES
Payable for securities purchased	—	1,205,710	—
Payable for capital stock redeemed	5,554	34,355	48,120
Accrued investment advisory fees	22,539	106,970	142,053
Accrued 12b-1 fees	3,998	24,039	6,160
Accrued administrative, accounting and transfer agent fees	5,449	19,800	22,746
Accrued professional fees	20,533	—	—
Other accrued expenses	3,089	6,143	6,466
TOTAL LIABILITIES	61,162	1,397,017	225,545

NET ASSETS	$34,120,561	$254,464,205	$341,625,740
Net Assets Consist of:
Paid-in-capital	$30,674,886	$235,935,064	$264,345,307
Distributable earnings	3,445,675	18,529,141	77,280,433
Net Assets	$34,120,561	$254,464,205	$341,625,740

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Institutional Class	$24,172,688	$161,651,656	$312,611,898
Investor Class	9,947,873	92,812,549	29,013,842
Total	$34,120,561	$254,464,205	$341,625,740
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Institutional Class	2,102,581	9,018,220	16,896,950
Investor Class	879,499	5,207,528	1,574,908
Total	2,982,080	14,225,748	18,471,858
Net Asset Value Per Share
Institutional Class	$11.50	$17.93	$18.50
Investor Class	11.31	17.82	18.42
Short-Term Redemption Fee Price Per Share(A)
Institutional Class	$11.27	$17.57	$18.13
Investor Class	11.08	17.46	18.05

*Identified cost of	$34,520,605	$242,444,704	$268,271,494

(A)Applied Finance Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

APPLIED FINANCE FUNDS

April 30, 2022

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Operations

APPLIED FINANCE FUNDS

For the year ended April 30, 2022

	Applied Finance Core Fund	Applied Finance Explorer Fund	Applied Finance Select Fund
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $13,912, $10,039, $-, respectively)	$1,021,217	$2,353,647	$5,261,307
Interest	44	3,170	3,098
Income from tax reclaims	32,873	—	—
Total investment income	1,054,134	2,356,817	5,264,405

EXPENSES
Investment advisory fees (Note 2)	411,485	2,104,597	2,794,306
Rule 12b-1 and servicing fees (Note 2)
Investor Class	29,448	182,863	65,010
Recordkeeping and fund administrative services (Note 2)	25,537	86,504	142,798
Accounting fees (Note 2)	13,179	54,983	92,831
Custody fees	9,535	21,239	25,405
Transfer agent fees (Note 2)	37,664	60,874	56,377
Professional fees	26,385	39,630	57,412
Filing and registration fees	54,872	79,500	73,000
Trustees fees	2,888	9,222	17,157
Compliance fees	4,840	7,569	10,395
Shareholder services and reports	13,500	34,978	55,148
Shareholder servicing (Note 2)
Institutional Class	18,954	84,039	227,098
Investor Class	22,416	103,059	37,375
Insurance	4,247	5,091	9,286
Interest expense**	1,502	—	442
Other	14,471	32,073	32,098
Total expenses	690,923	2,906,221	3,696,138
Management fee waivers (Note 2)	(225,628)	(1,191,063)	(1,302,098)
Net expenses	465,295	1,715,158	2,394,040
Net investment income	588,839	641,659	2,870,365

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	21,802,432	6,205,040	5,488,665
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(20,693,185)	(8,556,955)	(6,075,262)
Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	1,109,247	(2,351,915)	(586,597)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$1,698,086	$(1,710,256)	$2,283,768

**Includes overdraft fees charged by custodian

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE FUNDS

Statements of Changes in Net Assets

	Applied Finance Core Fund				Applied Finance Explorer Fund				Applied Finance Select Fund
	Years ended April 30,				Years ended April 30,				Years ended April 30,
	2022		2021		2022		2021		2022		2021
Increase (decrease) in Net Assets
OPERATIONS
Net investment income	$588,839		$283,970		$641,659		$30,384		$2,870,365		$1,847,609
Net realized gain (loss) on investments and foreign currency transactions	21,802,432		(1,340,043)		6,205,040		4,472,161		5,488,665		5,260,399
Net increase (decrease) in unrealized appreciation (depreciation) of investments and options purchased	(20,693,185)		20,258,867		(8,556,955)		19,853,409		(6,075,262)		80,149,323
Increase (decrease) in net assets from operations	1,698,086		19,202,794		(1,710,256)		24,355,954		2,283,768		87,257,331

DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Institutional Class	(13,097,413)		(3,212,491)		(911,065)		(99,768)		(6,881,730)		(2,509,832)
Investor Class	(4,253,954)		(1,137,061)		(567,205)		(17,112)		(583,529)		(166,352)
Decrease in net assets from distributions	(17,351,367)		(4,349,552)		(1,478,270)		(116,880)		(7,465,259)		(2,676,184)

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	3,053,342		3,709,938		98,949,891		54,437,292		102,419,181		89,580,418
Investor Class	525,263		597,676		91,653,048		35,072,778		13,970,011		8,510,087
Shares received from merger
Institutional Class	—		3,029,609		—		—		—		—
Investor Class	—		2,879,176		—		—		—		—
Distributions reinvested
Institutional Class	12,576,029		3,043,768		587,657		64,823		4,057,487		1,419,126
Investor Class	4,124,895		1,104,146		523,330		15,094		467,103		116,775
Shares redeemed
Institutional Class	(19,277,878	)(A)	(9,547,542	)(A)	(15,890,782	)(A)	(5,472,410	)(A)	(41,780,553	)(A)	(43,496,986	)(A)
Investor Class	(3,513,475	)(B)	(4,766,990	)(B)	(37,931,464	)(B)	(5,447,083	)(B)	(6,075,744	)(B)	(2,507,441	)(B)
Increase (decrease) in net assets from capital stock transactions	(2,511,824)		49,781		137,891,680		78,670,494		73,057,485		53,621,979

NET ASSETS
Increase (decrease) during year	(18,165,105)		14,903,023		134,703,154		102,909,568		67,875,994		138,203,126
Beginning of year	52,285,666		37,382,643		119,761,051		16,851,483		273,749,746		135,546,620
End of year	$34,120,561		$52,285,666		$254,464,205		$119,761,051		$341,625,740		$273,749,746

(A)Includes redemption fees of:	$6,672		$836		$17,201		$6,557		$16,561		$27,735
(B)Includes redemption fees of:	$823		$5		$151,657		$15,177		$7,053		$2,424

APPLIED FINANCE FUNDS

April 30, 2022

APPLIED FINANCE CORE FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

35

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE CORE FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2022		2021		2020		2019		2018
Net asset value, beginning of year	$16.79		$11.99		$14.22		$17.77		$15.64
Investment activities
Net investment income (loss)(1)	0.19		0.10		0.15		0.10		0.08
Net realized and unrealized gain (loss) on investments and options contracts purchased	0.36		6.11		(1.62)		0.22		2.60
Total from investment activities	0.55		6.21		(1.47)		0.32		2.68
Distributions
Net investment income	(0.08)		(0.13)		(0.02)		(0.09)		(0.08)
Net realized gain	(5.76)		(1.28)		(0.74)		(3.78)		(0.47)
Total distributions	(5.84)		(1.41)		(0.76)		(3.87)		(0.55)
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	—	(A)	—
Net asset value, end of year	$11.50		$16.79		$11.99		$14.22		$17.77
Total Return	2.05%		53.94%		(11.38%)		5.15%		17.10%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.41	%(B)	1.52	%(B)	1.44	%(B)	1.30	%(B)	1.29	%(B)
Expenses, net of management fee waivers and reimbursements	0.95%		0.95%		0.96	%(C)	0.97	%(C)	0.97	%(C)
Net investment income (loss)	1.34%		0.70%		1.07%		0.61%		0.49%
Portfolio turnover rate	81.95%		14.95%		29.91%		50.69%		75.46%
Net assets, end of year (000’s)	$24,173		$39,543		$28,082		$69,710		$76,749

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A) Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.41% 1.52%, 1.43%, 1.28% and 1.27%, for the years ended April 30, 2022 through April 30, 2018, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.95% for the years ended April 30, 2020 through April 30, 2018, respectively.

APPLIED FINANCE CORE FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

37

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE CORE FUND

Financial Highlights

	Investor Class Shares
	Years ended April 30,
	2022		2021		2020		2019		2018
Net asset value, beginning of year	$16.61		$11.94		$14.17		$17.74		$15.63
Investment activities
Net investment income (loss)(1)	0.16		0.06		0.12		0.06		0.04
Net realized and unrealized gain (loss) on investments and options contracts purchased	0.35		6.06		(1.61)		0.21		2.59
Total from investment activities	0.51		6.12		(1.49)		0.27		2.63
Distributions
Net investment income	(0.05)		(0.17)		—		(0.07)		(0.05)
Net realized gain	(5.76)		(1.28)		(0.74)		(3.78)		(0.47)
Total distributions	(5.81)		(1.45)		(0.74)		(3.85)		(0.52)
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	0.01		—
Net asset value, end of year	11.31		$16.61		$11.94		$14.17		$17.74
Total Return	1.80%		53.41%		(11.54%)		4.89%		16.79%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.80	%(B)	1.88	%(B)	1.79	%(B)	1.63	%(B)	1.55	%(B)
Expenses, net of management fee waivers and reimbursements	1.20%		1.20%		1.21	%(C)	1.21	%(C)	1.22	%(C)
Net investment income (loss)	1.13%		0.45%		0.85%		0.27%		0.24%
Portfolio turnover rate	81.95%		14.95%		29.91%		42.66%		75.46%
Net assets, end of year (000’s)	$9,948		$12,742		$9,301		$15,488		$99,497

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A)Less than $0.01 per share.

(B)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.80%, 1.88%, 1.78%, 1.61% and 1.53%, for the years ended April 30, 2022 through April 30, 2018, respectively.

(C)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.20% for the years ended April 30, 2020 through April 30, 2018, respectively.

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

39

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

	Institutional Class Shares
	Years ended April 30,
	2022		2021		2020		2019		2018
Net asset value, beginning of year	$17.31		$9.09		$10.89		$11.94		$10.71
Investment activities
Net investment income (loss)(1)	0.08		0.02		0.09		0.06		—	(2)
Net realized and unrealized gain (loss) on investments	0.70		8.26		(1.81)		(0.11)		1.46
Total from investment activities	0.78		8.28		(1.72)		(0.05)		1.46
Distributions
Net investment income	(0.04)		(0.06)		(0.09)		(0.02)		—
Net realized gain	(0.12)		—		—		(0.98)		(0.23)
Total distributions	(0.16)		(0.06)		(0.09)		(1.00)		(0.23)
Paid-in capital from redemption fees	—	(2)	—	(2)	0.01		—	(2)	—
Net asset value, end of year	$17.93		$17.31		$9.09		$10.89		$11.94
Total Return	4.50%		91.26%		(15.88%)		0.68%		13.67%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.45	%(A)	1.61	%(A)	1.90	%(A)	1.82	%(A)	1.97	%(A)
Expenses, net of management fee waivers and reimbursements	0.83	%(B)	0.86	%(B)	0.83	%(B)	0.83	%(B)	0.94	%(B)
Net investment income (loss)	0.45%		0.15%		0.82%		0.51%		0.04%
Portfolio turnover rate	31.62%		42.02%		228.89%		107.77%		82.63%
Net assets, end of year (000’s)	$161,652		$79,647		$13,360		$18,151		$13,883

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(2)Less than $0.01 per share.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.45%, 1.90%, 1.82% and 1.97%, for the years ended April 30, 2021 through April 30, 2018, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 0.83%, 0.82%, 0.83% and 0.94%, for the years ended April 30, 2021 through April 30, 2018, respectively.

APPLIED FINANCE EXPLORER FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

41

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE EXPLORER FUND

Financial Highlights

	Investor Class Shares
	Years ended April 30,

	2022		2021		2020		2019		2018
Net asset value, beginning of year	$17.19		$9.02		$10.80		$11.86		$10.67
Investment activities
Net investment income (loss)(1)	0.04		(0.02)		0.07		0.03		(0.03)
Net realized and unrealized gain (loss) on investments	0.68		8.19		(1.80)		(0.11)		1.45
Total from investment activities	0.72		8.17		(1.73)		(0.08)		1.42
Distributions
Net investment income	(0.01)		(0.02)		—		—		—
Net realized gain	(0.12)		—		(0.05)		(0.98)		(0.23)
Total distributions	(0.13)		(0.02)		(0.05)		(0.98)		(0.23)
Paid-in capital from redemption fees	0.04		0.02		—	(C)	—	(C)	—
Net asset value, end of year	$17.82		$17.19		$9.02		$10.80		$11.86
Total Return	4.40%		90.87%		(16.10%)		0.38%		13.34%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.76	%(A)	1.96	%(A)	2.34	%(A)	2.23	%(A)	2.42	%(A)
Expenses, net of management fee waivers and reimbursements	1.08	%(B)	1.11	%(B)	1.08	%(B)	1.08	%(B)	1.22	%(B)
Net investment income (loss)	0.20%		(0.13%)		0.64%		0.24%		(0.24%)
Portfolio turnover rate	31.62%		42.02%		228.89%		107.77%		82.63%
Net assets, end of year (000’s)	$92,813		$40,114		$3,491		$2,682		$2,314

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A)Ratio of total expenses before management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.76%, 1.93%, 2.34%, 2.23% and 2.42%, for the years ended April 30, 2022 through April 30, 2018, respectively.

(B)Ratio of total expenses net of management fee waivers and reimbursements, excluding proxy costs and interest expense, would have been 1.08%, 1.08%, 1.08%, 1.08% and 1.22% for the years ended April 30, 2022 through April 30, 2018, respectively.

(C)Less than $0.01 per share.

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

43

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

Institutional Class Shares
Years ended April 30,
2022	2021	2020	2019	2018
Net asset value, beginning of year	$18.62	$12.11	$12.77	$11.76	$10.30
Investment activities
Net investment income (loss)(1)	0.18	0.15	0.16	0.14	0.10
Net realized and unrealized gain (loss) on investments	0.17	6.56	(0.70)	1.01	1.62
Total from investment activities	0.35	6.71	(0.54)	1.15	1.72
Distributions
Net investment income	(0.16)	(0.14)	(0.12)	(0.06)	(0.07)
Net realized gain	(0.31)	(0.06)	—	(A)	(0.08)	(0.19)
Total distributions	(0.47)	(0.20)	(0.12)	(0.14)	(0.26)
Paid-in capital from redemption fees	—	(A)	—	(A)	—	(A)	—	(A)	—
Net asset value, end of year	$18.50	$18.62	$12.11	$12.77	$11.76
Total Return	1.82%	55.70%	(4.34%)	10.02%	16.66%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.16%	1.23%	1.27%	1.31%	1.67%
Expenses, net of management fee waivers and reimbursements	0.75%	0.75%	0.75%	0.75%	0.76%
Net investment income (loss)	0.95%	0.97%	1.27%	1.14%	0.82%
Portfolio turnover rate	8.26%	13.89%	9.66%	42.05%	211.64%
Net assets, end of year (000’s)	$312,612	$252,690	$126,669	$73,018	$30,752

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A)Less than $0.01 per share.

APPLIED FINANCE SELECT FUND

Selected Per Share Data Throughout Each Year

See Notes to Financial Statements

45

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

APPLIED FINANCE SELECT FUND

Financial Highlights

Investor Class Shares
Years ended April 30,
2022	2021	2020	2019	2018
Net asset value, beginning of year	$18.54	$12.07	$12.73	$11.75	$10.30
Investment activities
Net investment income (loss)(1)	0.13	0.11	0.13	0.10	0.08
Net realized and unrealized gain (loss) on investments	0.16	6.53	(0.70)	1.01	1.60
Total from investment activities	0.29	6.64	(0.57)	1.11	1.68
Distributions
Net investment income	(0.11)	(0.11)	(0.09)	(0.06)	(0.04)
Net realized gain	(0.31)	(0.06)	—	(A)	(0.08)	(0.19)
Total distributions	(0.42)	(0.17)	(0.09)	(0.14)	(0.23)
Paid-in capital from redemption fees	0.01	—	(A)	—	(A)	0.01	—
Net asset value, end of year	$18.42	$18.54	$12.07	$12.73	$11.75
Total Return	1.55%	55.30%	(4.54%)	9.80%	16.36%
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross	1.48%	1.57%	1.66%	1.72%	2.30%
Expenses, net of management fee waivers and reimbursements	1.00%	1.00%	1.00%	1.00%	1.07%
Net investment income (loss)	0.69%	0.71%	1.03%	0.86%	0.71%
Portfolio turnover rate	8.26%	13.89%	9.66%	42.05%	211.64%
Net assets, end of year (000’s)	$29,014	$21,060	$8,877	$6,030	$4,302

(1)Per share amounts calculated using the average number of shares outstanding throughout each year.

(A)Less than $0.01 per share.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial StatementsApril 30, 2022

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

The Applied Finance Core Fund, the Applied Finance Explorer Fund, and the Applied Finance Select Fund (each a “Fund” and collectively, the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Applied Finance Core Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Applied Finance Core Fund (“Core Fund”) was reorganized from UST into the Trust. On September 15, 2017, the Retail Class shares of the Core Fund was reorganized into Investor Class shares. The Applied Finance Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Applied Finance Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.

The investment objective of the Core, Explorer and Select Funds is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Recent Accounting Pronouncements and Regulatory updates

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation framework currently used by funds to comply with section 18 of the 1940 Act, and requires funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds are required to comply with Rule 18f-4 by August 19, 2022. The impact, if any, that Rule 18f-4 will have on the availability, liquidity, and performance of derivatives is unclear. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance, and increase costs related to the Fund’s use of derivatives.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Funds must comply with the rules by September 8, 2022. Management is currently assessing the potential impact of the new rules on the Fund’s financial statements.

Security Valuation

The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Funds’ officers in a manner specifically authorized by the Board of Trustees of the Funds. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”). The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

The following is a summary of the level of inputs used to value the Funds’ investments as of April 30, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Observable Inputs	Total
Core Fund
Common Stocks	$33,378,425	$—	$—	$33,378,425
Exchange Traded Funds	619,706	—	—	619,706
Money Market Fund	33,036	—	—	33,036
	$34,031,167	$—	$—	$34,031,167

Explorer Fund
Common Stocks	$239,853,721	$—	$—	$239,853,721
Exchange Traded Funds	278,750	—	—	278,750
Money Market Fund	15,349,436	—	—	15,349,436
	$255,481,907	$—	$—	$255,481,907

Select Fund
Common Stocks	$327,124,668	$—	$—	$327,124,668
Money Market Fund	14,124,652	—	—	14,124,652
	$341,249,320	$—	$—	$341,249,320

Refer to the Funds’ Schedules of Investments for a listing of the securities by type and sector.

There were no transfers into or out of any levels during the year ended April 30, 2022. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the year ended April 30, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has reviewed the Funds’ tax positions for each of the open tax years (2019-2021) for Core Fund and Explorer Fund, and since inception for Select Fund, and the Funds’ tax positions expected to be taken in the Funds’ 2022 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended April 30, 2022, such reclassifications were as follows:

Core Fund
Distributable earnings	$(99)
Paid-in capital	99

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees, and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase.

Derivatives

The Core Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Core Fund. The Core Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. The Core Fund held no derivatives during the year ended April 30, 2022.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

Options

Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.

Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.

Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.

NOTE 2 –	INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to Investment Advisory Agreements, the Funds’ investment advisor, Applied Finance Advisors, LLC (the “Advisor”), provides investment services for an annual fee on the average daily net assets of the Funds.

The Advisor earned and waived fees, and reimbursed expenses for the year ended April 30, 2022 for the Funds as follows:

Fund	Fee	Management Fee Earned	Management Fee Waived	Expenses Reimbursed
Core	0.90%	$411,485	$225,628	$—
Explorer	1.14%	2,104,597	1,191,063	—
Select	0.90%	2,794,306	1,302,098	—

The Advisor has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.83%, and 0.75% of the average daily net assets of the Core Fund, Explorer Fund and Select Fund, respectively. Each waiver and/or reimbursement of an expense by the Advisor is subject to repayment by the respective fund within three years following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to August 31, 2022 unless mutually agreed to in writing by the parties.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

The total amounts of recoverable reimbursements for the Funds as of April 30, 2022, and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2023	2024	2025	Total
Core	$308,634	$265,422	$225,628	$799,684
Explorer	208,540	333,261	1,191,063	1,732,864
Select	607,307	951,652	1,302,098	2,861,057

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Funds’ principal underwriter for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as “12b-1 fees”). The Distribution Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class shares are sold without the imposition of 12b-1 fees.

Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

For the year ended April 30, 2022, the following expenses were incurred:

Fund	Class	Type of Plan	Fees Incurred
Core	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	$29,448 22,416 18,954
Explorer	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	182,863 103,059 84,039
Select	Investor Investor Institutional	12b-1 Shareholder Service Shareholder Service	65,010 37,375 227,098

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator, transfer and dividend disbursing agent, and accounting agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. Fees to CFS are computed daily and paid monthly. For the year ended April 30, 2022, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Core	$24,029	$33,770	$11,774
Explorer	80,596	49,979	49,964
Select	132,817	35,688	83,845

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Neither the officers and/or directors of CFS, Mr. Lively or Ms. Bloom receive any special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 – INVESTMENTS

The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended April 30, 2022 were as follows:

Fund	Purchases	Sales
Core	$36,595,624	$55,503,839
Explorer	180,634,940	56,890,786
Select	82,039,932	25,138,359

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

NOTE 4 –	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the year ended April 30, 2022 and for the year ended April 30, 2021 were as follows:

Core Fund
	Year ended April 30, 2022	Year ended April 30, 2021
Distributions paid from:
Ordinary income	$284,280	$427,880
Accumulated net realized gain on investments	17,067,087	3,921,672
	$17,351,367	$4,349,552

Explorer Fund
	Year ended April 30, 2022	Year ended April 30, 2021
Distributions paid from:
Ordinary income	$363,762	$116,880
Accumulated net realized gain on investments	1,114,508	—
	$1,478,270	$116,880

Select Fund
	Year ended April 30, 2022	Year ended April 30, 2021
Distributions paid from:
Ordinary income	$4,162,943	$1,800,255
Accumulated net realized gain on investments	3,302,316	875,929
	$7,465,259	$2,676,184

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

As of April 30, 2022, the components of distributable earnings on a tax basis were as follows:

	Core Fund	Explorer Fund	Select Fund
Accumulated net investment income (loss)	$1,334,428	$2,193,931	$1,251,883
Accumulated net realized gain (loss) on investments	2,609,765	3,325,187	3,134,108
Net unrealized appreciation (depreciation) of investments	(498,518)	13,010,023	72,894,442
	$3,445,675	$18,529,141	$77,280,433

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Core	$34,529,685	$2,365,424	$(2,863,942)	$(498,518)
Explorer	242,471,884	35,867,532	(22,857,509)	13,010,023
Select	268,354,878	83,850,879	(10,956,437)	72,894,442

The difference between book basis and tax basis distributable earnings is attributable primarily to the deferral of wash sale losses.

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Shares of beneficial interest transactions for the Funds were:

Core Fund
	Year ended April 30, 2022
	Institutional Class Shares	Investor Class Shares
Shares sold	210,513	39,235
Shares reinvested	1,048,510	349,955
Shares redeemed	(1,512,242)	(276,848)
Net increase (decrease)	(253,219)	112,342

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

Core Fund
	Year ended April 30, 2021
	Institutional Class Shares	Investor Class Shares
Shares sold	254,509	42,933
Shares received from merger	217,644	208,033
Shares reinvested	213,748	78,308
Shares redeemed	(671,643)	(341,330)
Net increase (decrease)	14,258	(12,056)

Explorer Fund
	Year ended April 30, 2022
	Institutional Class Shares	Investor Class Shares
Shares sold	5,239,523	4,925,793
Shares reinvested	31,375	28,091
Shares redeemed	(852,951)	(2,079,723)
Net increase (decrease)	4,417,947	2,874,161

Explorer Fund
	Year ended April 30, 2021
	Institutional Class Shares	Investor Class Shares
Shares sold	3,544,206	2,292,498
Shares reinvested	4,637	1,087
Shares redeemed	(418,103)	(347,242)
Net increase (decrease)	3,130,740	1,946,343

Select Fund
	Year ended April 30, 2022
	Institutional Class Shares	Investor Class Shares
Shares sold	5,287,909	729,737
Shares reinvested	212,656	24,558
Shares redeemed	(2,171,588)	(315,474)
Net increase (decrease)	3,328,977	438,821

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

Select Fund
	Year ended April 30, 2021
	Institutional Class Shares	Investor Class Shares
Shares sold	5,817,748	554,880
Shares reinvested	89,705	7,410
Shares redeemed	(2,797,763)	(161,928)
Net increase (decrease)	3,109,690	400,362

NOTE 6 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Funds and increase the volatility of the Funds’ NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of April 30, 2022, 17.92%, and 17.70% of the value of the net assets of the Core Fund were invested in securities within the Financials and Health Care sectors, respectively; 18.06% of the value of the net assets of the Explorer Fund were invested in securities within the Financials sector; and 27.12% of the value of the net assets of the Select Fund were invested in securities within the Information Technology sector.

NOTE 7 – FUND REORGANIZATION

As of close of business on August 14, 2020 pursuant to an Agreement and Plan of Reorganization previously approved by the Trust’s Board of Trustees, all of the assets and liabilities of Applied Finance Dividend Fund were transferred to the Applied Finance Core Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund (the “Reorganization”). The Reorganization was a tax-free Reorganization for federal income tax purposes. For financial reporting purposes, the Acquiring Fund was deemed to be the accounting survivor and as a result, the financial statements and financial highlights do not reflect the

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

operations of the Target Fund. Information with respect to the net assets and other relevant operating data for the Target Fund on the Reorganization date is included below:

Target Fund: Applied Finance Dividend Fund	Institutional Class	Investor Class
Net Assets	$3,030,628	$2,878,638
Shares Outstanding	208,364	207,733
Net Asset Value	$14.54	$13.86
Exchange rate for shares issued	1.04	1.00
Unrealized appreciation/depreciation	$(422,875)	$(296,616)

Acquiring Fund Applied Finance Core Fund	Institutional Class	Investor Class
Net Assets immediately prior to Reorganization	$30,410,131	$9,593,910
Net Assets immediately after to Reorganization	$33,439,740	$12,473,086
Fund Shares Issued in exchange for acquired fund	217,644	208,033

Assuming the Reorganization had been completed on April 1, 2020, the beginning of the annual reporting period of the Funds, the Acquiring Fund’s pro forma results of operations for the year ended April 30, 2021, are as follows:

Applied Finance Core Fund
Net investment income	$326,671
Net realized loss on investments	(1,222,280)
Change in net unrealized appreciation/depreciation on investments	20,813,908
Total decrease in net assets resulting from operations	19,918,299

NOTE 8 – RECENT MARKET EVENTS

Market Disruption and Geopolitical Events. Geopolitical and other events, such as war, terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures, volatility or declines. Russia’s recent military invasion of Ukraine and the resulting broad-ranging economic sanctions imposed by the United States and other countries, as well as the ongoing COVID-19 pandemic, may continue to disrupt securities markets and adversely affect global economies and companies, thereby decreasing the value of the Funds’ investments. Additionally, sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, industries, or companies, which could reduce the value of the Funds’ investments.

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APPLIED FINANCE FUNDS

Notes to Financial Statements - continuedApril 30, 2022

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Funds’ other service providers, market makers, or the issuers of securities in which the Funds invest have the ability to cause disruptions and negatively impact the Funds’ business operations, potentially resulting in financial losses to the Funds and their shareholders. While the Funds have established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Funds cannot control the cyber security plans and systems of the Funds’ service providers, market makers, or issuers of securities in which the Funds invest.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent to the date of the financial statements, the Advisor has recommended, and the Trust’s Board of Trustees (the “Board”) has approved, modifications to the principal investment strategies of the Applied Finance Core Fund (the “Fund”) to emphasize the Advisor’s focus on constructing a portfolio of the securities of high- quality issuers with a history of paying dividends. While consistent payment of dividends has been a factor in constructing the Fund’s portfolio, the Advisor has indicated that changing the Fund’s name and its principal investment strategies to emphasize this aspect of the Advisor’s approach to managing the Fund will better convey that concept. Accordingly, effective August 31, 2022, the Fund’s new name will be the “Applied Finance Dividend Fund” (the Fund may also be referred to in the revised disclosure set forth as the “Dividend Fund”). The Board has also approved a modification to the Fund’s principal investment strategies that allows the Advisor to invest the Fund’s assets in foreign securities.

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

ANNUAL REPORT

taitweller.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the
Applied Finance Funds and the
Board of Trustees of The World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Applied Finance Core Fund, Applied Finance Explorer and Applied Finance Select Fund (the “Funds”), each a series of The World Funds Trust (the “Trust”), including the schedules of investments, as of April 30, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of April 30, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1995.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an

ANNUAL REPORT

understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
June 28, 2022

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (67) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	20	ETF Opportunities Trust for the twelve series of that Trust (registered investment company)
Mary Lou H. Ivey (64) Trustee	Indefinite, Since June 2010	Senior Vice President, Episcopal Church Building Fund (national nonprofit organization), since January 2022. Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), 2008-2021.	20	ETF Opportunities Trust for the twelve series of that Trust (registered investment company)
Theo H. Pitt, Jr. (86) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	20

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 14 series of that trust; and ETF Opportunities Trust for the twelve series of that Trust (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (58) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency).
Karen M. Shupe (58) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (67) Assistant Treasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (53) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (53) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (60) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (53) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

ADVISORY CONTRACT RENEWAL

At a meeting held on February 23, 2022 (the “Meeting, the Board of Trustees of the World Funds rust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “AF Advisory Agreement”) between Applied Finance Advisors, LLC (“Applied Finance”) and the Trust with respect to the Applied Finance Core Fund, the Applied Finance Explorer Fund and the Applied Finance Select Fund (collectively, the “Applied Finance Funds”). Counsel to the Trust (“Counsel”) reviewed with the Board the memorandum from Counsel addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the AF Advisory Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the AF Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Applied Finance; (ii) the investment performance of the Applied Finance Funds; (iii) the costs of the services provided and profits realized by Applied Finance from its relationship with the Applied Finance Funds; (iv) the extent to which economies of scale would be realized if the Applied Finance Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Applied Finance Funds’ investors; and (v) Applied Finance’s practices regarding possible conflicts of interest.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Applied Finance Funds, including information presented to the Board in Applied Finance’s presentation earlier in the Meeting, as well as prior presentations by Applied Finance’s staff and Trust management at other meetings of the Board, including information regarding expense limitation arrangements and the manner in which the Applied Finance Funds are managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the AF Advisory Agreement, including: (i) reports regarding the services and support provided to the Applied Finance Funds and their shareholders by Applied Finance; (ii) quarterly assessments of the investment performance of the Applied Finance Funds from Applied Finance; (iii) periodic commentary on the reasons for the performance; (iv) presentations by Applied Finance’s management addressing the investment philosophy, investment strategy, personnel and operations utilized in managing the Applied Finance Funds; (v) compliance and audit reports concerning the Applied Finance Funds and Applied Finance; (vi) disclosure information contained in the Applied Finance Funds’ registration statement and the Form ADV of Applied Finance; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the AF Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Applied Finance, including financial information, a description of personnel and the services provided to the Applied Finance Funds, information on investment advice, performance, summaries of the Applied Finance Funds’ expenses, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Applied Finance Funds; (iii) the anticipated effect of size on the Applied Finance Funds’ performance and expenses; and (iv) benefits realized by Applied Finance from its relationship with the Applied Finance Funds. It was noted that Applied Finance is a privately held company and typically does not provide its financial information, although it made such information available to the Board for purposes of its consideration of whether to approve the AF Advisory Agreement. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the AF Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the AF Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Applied Finance.

In this regard, the Board considered the responsibilities Applied Finance has under the AF Advisory Agreement for each Applied Finance Fund. The Board reviewed the services provided by Applied Finance to the Applied Finance Funds including, without limitation: Applied Finance’s procedures for formulating investment recommendations and assuring compliance with the Applied Finance Funds’ investment objectives and limitations; its coordination of services for the Applied Finance Funds among the Applied Finance Funds’ service providers; and its efforts to promote the Applied Finance Funds, grow assets, and assist in the distribution of Applied Finance Funds’ shares. The Board considered: Applied Finance’s staffing, personnel, and methods of operating; the education and experience of Applied Finance’s personnel; and Applied Finance’s compliance program, policies, and procedures. After reviewing the foregoing and further information from Applied Finance, the Board concluded that the nature, extent, and quality of the services provided by Applied Finance were satisfactory for the Applied Finance Funds.

(2)Investment performance of the Applied Finance Funds and Applied Finance.

In this regard, the Board noted that Applied Finance does not have any clients other than the Applied Finance Funds and a newly formed exchange-traded fund (the “Applied Finance ETF”), and has no present plans to expand its business beyond advising investment companies. As such, no performance as to separate accounts comparable to the Applied Finance Funds existed. The Trustees acknowledged Applied Finance’s representation that, although the Applied Finance Funds and the Applied Finance ETF have the same investment objective, they employ very different investment strategies to achieve that objective and that the performance of the Applied Finance ETF therefore was not, in the view of Applied Finance, relevant. For the Applied Finance Core Fund, the Board noted that peers were selected by Broadridge from the Morningstar Large Value Category and included funds with average net assets between $25 to $250 million. The Board noted that the Applied Finance Core Fund underperformed its category and peer group median, but outperformed its benchmark index for the one-year period ended December 31, 2021, and outperformed its category median, peer group median and benchmark index for the three-year period so ended. The Board also noted that the Applied Finance Core Fund’s five-year and ten-year returns ranked in the top quartile of its peer

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

group and category and its three-year returns ranked in the second quartile for its peer group and the top quartile for its category, each for periods ended December 31, 2021. For the Applied Finance Explorer Fund, the Board noted that its peers were selected from the Morningstar Small Value Category and included funds having average net assets below $400 million. The Board considered that for the one-, three- and five-year periods ended December 31, 2021, the Applied Finance Explorer Fund outperformed its peer group median, category median and its benchmark index. The Board also noted that the Applied Finance Explorer Fund’s one-, three- and five-year returns ranked in the top quartile of its peer group and category for periods ended December 31, 2021. For the Applied Finance Select Fund, the Board noted that the peers were selected from the Morningstar Large Value Category and included funds that generally have a more concentrated portfolio (fewer than 100 holdings) and average net assets between $50 million and $450 million. The Board noted that that for the one-year and three-year periods ended December 31, 2021, the Applied Finance Select Fund outperformed its peer group median, category median and benchmark index. The Board also noted that the Applied Finance Select Fund’s one-year return ranked in the top quartile of its peer group and in the second quartile of its category, and for the three-year return it ranked in the top quartile of its peer group and category, each for periods ended December 31, 2021. Based on the foregoing, the Board concluded that the investment performance information presented for the Applied Finance Funds was satisfactory.

(3)The costs of the services provided and profits realized by Applied Finance from the relationship with the Applied Finance Funds.

In this regard, the Board considered Applied Finance’s staffing, personnel, and methods of operating; the financial condition of Applied Finance and the level of commitment to the Applied Finance Funds by Applied Finance and its principals; the current and expected asset levels of the Applied Finance Funds; the overall expenses of the Applied Finance Funds; and the nature and frequency of advisory fee payments. The Board noted that information was provided demonstrating that the Applied Finance Funds are profitable to Applied Finance. The Board considered the fees and expenses of each of the Applied Finance Funds (including the management fee) relative to each Applied Finance Fund’s peer group. The Board noted that while the Applied Finance Core Fund’s net expenses and gross management fee are higher than its peer group and category medians, the Fund’s management fee net of contractual fee waivers by Applied Finance is less than the medians of both its peer group and category. The Trustees considered that for the Applied Finance Explorer Fund, net expenses are lower than its peer group and category medians, but that

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

the Fund’s gross management fee is higher than its peer group and category medians. With regard to the Applied Finance Select Fund, the Board noted that the Fund’s net expenses are lower than its peer group median and slightly higher than its category median, and that the Fund’s gross management fee is higher than both its category and peer group medians. The Board noted that for each Applied Finance Fund, Applied Finance has entered into an expense limitation agreement. The Trustees also considered the overall quality of services provided to the Applied Finance Funds considering the fees and their relative comparisons and determined that those fees could have been negotiated at arms-length in light of the surroundings circumstances.

The Trustees noted the representations of Applied Finance that the investment objective of the Applied Finance Core Fund and the Applied Finance ETF are similar but noted Applied Finance’s representations that the investment advisory fees charged to each fund are different for numerous reasons. It was noted that the basic nature and management of the Applied Finance ETF and the Applied Finance Core Fund are completely different in that the Applied Finance ETF publishes a portfolio basket of securities that are then accumulated by authorized participants and exchanged for shares of the Applied Finance ETF, and that this portfolio basket is rebalanced by Applied Finance on a semi-annual basis. It was also noted that the Applied Finance ETF consisted of over three hundred securities whereas the Applied Finance was more concentrated with fewer holdings. Whereas the portfolio of the Applied Finance Core Fund is actively managed, with daily cash flows, requiring Applied Finance to make daily trading and portfolio structure decisions. Further, the Trustees considered that the Applied Finance Core Fund and the Applied Finance ETF have different portfolio compositions, both in substance and the number of securities. Accordingly, the Trustees considered that the advisory fees payable by the Applied Finance Core Fund and the Applied Finance ETF differ because of the fundamental differences in Applied Finance’s responsibilities to each. The Trustees concluded that the costs of services to be provided and the profits to be realized were acceptable.

(4)The extent to which economies of scale would be realized as the Applied Finance Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Applied Finance Funds’ investors.

In this regard, the Board considered the Applied Finance Funds’ fee arrangements with Applied Finance, including the expense limitation arrangements in place. The Board determined that although the management fee would stay the same as asset levels increased, the shareholders of the Applied Finance Funds would benefit from the expense limitation arrangement for each of the Applied Finance

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Funds. The Trustees also noted that the Applied Finance Funds would benefit from economies of scale under their agreements with service providers other than Applied Finance. Following further discussion of the Applied Finance Funds’ current asset levels, expectations for growth, and levels of fees, the Board determined that the Applied Finance Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangement provided potential savings or protection for the benefit of the Applied Finance Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by Applied Finance.

In this regard, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to the Applied Finance Funds; the fact that Applied Finance does not utilize soft dollars; the basis of decisions to buy or sell securities for the Applied Finance Funds; and the substance and administration of Applied Finance’s code of ethics. The Board also considered the affiliations of Applied Finance, including its affiliate that produces and sells investment research, and that it began managing the Applied Finance ETF in 2021. The Board considered and acknowledged Applied Finance’s representations that investments by the Applied Finance Funds in the Applied Finance ETF were not duplicative of the services rendered to the Applied Finance Funds. The Board considered Applied Finance’s management of conflicts of interest that could arise in light of the activities of those affiliates and Applied Finance’s assertion that it does not expect benefits other than receipt of advisory fees or any detriments to managing the Applied Finance Funds. Based on the foregoing, the Board determined that Applied Finance’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the AF Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the AF Advisory Agreement was approved for a one-year term.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Supplemental Information (unaudited) - continued

FUNDS’ LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Funds. liquidity risk, taking into consideration the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Funds’ Board of Trustees approved the appointment of the Advisor as the Funds’ Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Funds’ liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this annual report. The report concluded that (i) the Funds did not experience significant liquidity challenges during the covered period; (ii) the Funds’ investment strategies remain appropriate for an open-end fund; and (iii) the Funds’ liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

MORNINGSTAR US SMALL CAP AND US LARGE-MID VALUE INDEXES

The Funds are not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in equities generally or in the Funds in particular or the ability of the Morningstar Indexes to track general equity market performance.

THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEXES OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class and Investor Class shares for Core Fund, Explorer Fund, and Select Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Applied Finance Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 1, 2021 and held for the six months ended April 30, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Fund Expenses (unaudited) - continued

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratio	Expenses Paid During Period Ended* 4/30/22
Core Fund
Institutional Class Actual	$1,000.00	$990.21	0.95%	$4.69
Institutional Class Hypothetical**	$1,000.00	$1,020.08	0.95%	$4.76
Investor Class Actual	$1,000.00	$989.34	1.20%	$5.92
Investor Class Hypothetical**	$1,000.00	$1,018.84	1.20%	$6.01
Explorer Fund
Institutional Class Actual	$1,000.00	$979.20	0.83%	$4.07
Institutional Class Hypothetical**	$1,000.00	$1020.68	0.83%	$4.16
Investor Class Actual	$1,000.00	$978.75	1.08%	$5.30
Investor Class Hypothetical**	$1,000.00	$1,019.44	1.08%	$5.41
Select Fund
Institutional Class Actual	$1,000.00	$984.04	0.75%	$3.69
Institutional Class Hypothetical**	$1,000.00	$1,021.08	0.75%	$3.76
Investor Class Actual	$1,000.00	$983.38	1.00%	$4.92
Investor Class Hypothetical**	$1,000.00	$1,019.84	1.00%	$5.01

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

**5% return before expenses.

ANNUAL REPORT

World Funds Trust (the “Trust”)

Privacy Notice

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of its annual report.

ANNUAL REPORT

APPLIED FINANCE FUNDS

Important Disclosure Statements

The prospectuses of the Applied Finance Core Fund, the Applied Finance Explorer Fund and the Applied Finance Select Fund (the “Funds”) contain important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Funds’ prospectus containing this and other important information, please call 800-673-0550. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Applied Finance Advisors, LLC (the “Advisor”) is the investment advisor for the Funds.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Funds may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Funds’ Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2022 and are subject to change at any time. For most recent information, please call 800-673-0550.

The Advisor waived or reimbursed part of the Funds’ total expenses. Had the Advisor not waived or reimbursed expenses of the Fund, the Funds’ performance would have been lower.

Investment Advisor:

Applied Finance Advisors, LLC

17806 IH 10, Suite 300

San Antonio, Texas 78257

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Fund Administrator, Transfer Agent and Fund Accountant:

Commonwealth Fund Services, Inc.

8730 Stony Point Parkway, Suite 205

Richmond, Virginia 23235

Custodian:

Fifth Third Bank

38 Fountain Square Plaza

Cincinnati, Ohio 45263

Legal Counsel:

Practus LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, Kansas 66211

Independent Registered Public Accounting Firm:

Tait, Weller and Baker LLP

Two Liberty Place

50 S 16th St, Suite 2900

Philadelphia, Pennsylvania 19102-2529

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $51,750 for 2022 and $51,000 for 2021.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2022 and $0 for 2021.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $7,500 for 2022 and $7,500 for 2021. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2022 and $0 for 2021.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to the Applied Finance Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) NA

(c) 0%

(d) NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2022 and $0 for 2021.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 5, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 5, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 5, 2022

* Print the name and title of each signing officer under his or her signature.